Net finance costs	12 Months Ended
Feb. 28, 2022
Finance Income And Finance Costs [Abstract]
Net finance costs
24	Net finance costs

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Interest income	11,609	48,011	209
Exchange gain, net	—	—	1,133
Finance income	11,609	48,011	1,342

Bank charges	(54,627)	(14,894)	(2,763)
Interest expense	(418,033)	(75,560)	(54)
Exchange loss, net	(164,019)	(40,036)	—
Finance cost	(636,679)	(130,490)	(2,817)
Net finance cost	(625,070)	(82,479)	(1,475)